AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER	6 Months Ended
Jun. 30, 2026
Amounts Due To Ultimate Beneficial Shareholder
AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER
13	AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER

	June 30, 2026	December 31, 2025
	USD	USD

Due within one year	473,260	310,696
Due after one year	-	-
Total	473,260	310,696

As at June 30, 2026, all amounts are unsecured, interest free and repayable on demand.